Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012	Dec. 31, 2011
Securities Available for Sale
Amortized Cost	$ 277,007,930	$ 268,527,401
Gross Unrealized Gains	133,806	973,490
Gross Unrealized Losses	(13,883,846)	(1,200,480)
Fair Value	263,257,890	268,300,411
Securities Held to Maturity
Fair Value	37,309	41,909
Available-for-sale Amortized Cost [Abstract]
Due in One Year or Less	272,219
Due After One Year Through Five Years	1,755,607
Due After Five Years Through Ten Years	1,298,122
Due After Ten Years	652,909
Total	3,978,857
Mortgage-Backed Securities	273,029,073
Amortized Cost	277,007,930
Available-for-sale Fair Value [Abstract]
Due in One Year or Less	274,166
Due After One Year Through Five Years	1,768,121
Due After Five Years Through Ten Years	1,265,127
Due After Ten Years	602,418
Total	3,909,832
Mortgage-Backed Securities	259,348,058
Fair Value	263,257,890
Held-to-maturity Amortized Cost [Abstract]
Due in One Year or Less	0
Due After One Year Through Five Years	37,062
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	37,062
Mortgage-Backed Securities	0
Amortized Cost	37,062
Held-to-maturity Fair Value [Abstract]
Due in One Year or Less	0
Due After One Year Through Five Years	37,309
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	37,309
Mortgage-Backed Securities	0
Fair Value	37,309
Proceeds from sale of investment securities available for sale	72,672,795	227,690,806	342,672,937
Available-for-sale securities, gross realized gains	442,124	3,084,666	2,978,193
Available-for-sale securities, gross realized losses	805,928	247,202	54,592
Fair value of securities on nonaccrual status	0	132,427
Investment securities pledged	112,912,815	117,450,817
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	191,710,870	143,534,503
Less Than 12 Months, Gross Unrealized Losses	(9,524,651)	(966,284)
12 Months or Greater, Fair value	63,193,601	132,427
12 Months or Greater, Gross Unrealized Losses	(4,359,195)	(234,196)
Total, Fair Value	254,904,471	143,666,930
Total, Unrealized Losses	(13,883,846)	(1,200,480)
Debt securities with unrealized losses, depreciated (in hundredths)	5.17%
Number of asset-backed security owned	1
Number of issuance of trust preferred security	1
Book value of trust preferred security	0
Other than temporary impairment written off	366,623	59,568	53,058
US Government Agencies Mortgage-Backed [Member]
Securities Available for Sale
Amortized Cost	273,029,073	263,186,852
Gross Unrealized Gains	118,843	833,920
Gross Unrealized Losses	(13,799,858)	(961,698)
Fair Value	259,348,058	263,059,074
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	190,063,827	142,103,991
Less Than 12 Months, Gross Unrealized Losses	(9,440,663)	(961,698)
12 Months or Greater, Fair value	63,193,601	0
12 Months or Greater, Gross Unrealized Losses	(4,359,195)	0
Total, Fair Value	253,257,428	142,103,991
Total, Unrealized Losses	(13,799,858)	(961,698)
State, County and Municipal [Member]
Securities Available for Sale
Amortized Cost	3,978,857	3,973,926
Gross Unrealized Gains	14,963	34,670
Gross Unrealized Losses	(83,988)	(4,586)
Fair Value	3,909,832	4,004,010
Securities Held to Maturity
Amortized Cost	37,062	41,467
Gross Unrealized Gains	247	442
Gross Unrealized Losses	0	0
Fair Value	37,309	41,909
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	1,647,043	1,430,512
Less Than 12 Months, Gross Unrealized Losses	(83,988)	(4,586)
12 Months or Greater, Fair value	0	0
12 Months or Greater, Gross Unrealized Losses	0	0
Total, Fair Value	1,647,043	1,430,512
Total, Unrealized Losses	(83,988)	(4,586)
Corporate Obligations [Member]
Securities Available for Sale
Amortized Cost		1,000,000
Gross Unrealized Gains		104,900
Gross Unrealized Losses		0
Fair Value		1,104,900
Asset-Backed Securities [Member]
Securities Available for Sale
Amortized Cost		366,623
Gross Unrealized Gains		0
Gross Unrealized Losses		(234,196)
Fair Value		132,427
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value		0
Less Than 12 Months, Gross Unrealized Losses		0
12 Months or Greater, Fair value		132,427
12 Months or Greater, Gross Unrealized Losses		(234,196)
Total, Fair Value		132,427
Total, Unrealized Losses		$ (234,196)